As filed with the Securities and Exchange Commission on March 31, 2011

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-21597

PRIMECAP Odyssey Funds
(Exact name of registrant as specified in charter)

225 South Lake Avenue, Suite 400
Pasadena, CA 91101-3005
(Address of principal executive offices) (Zip code)

Michael J. Ricks
225 South Lake Avenue, Suite 400
Pasadena, CA 91101-3005
(Name and address of agent for service)

(800) 729-2307
Registrant's telephone number, including area code

Date of fiscal year end: October 31, 2011

Date of reporting period:  January 31, 2011

Item 1. Schedule of Investments.

Schedule of Investments
PRIMECAP Odyssey Stock Fund
January 31, 2011 (Unaudited)

Shares		Value
	COMMON STOCKS - 90.1%
	Consumer Discretionary - 7.0%
30,500	Amazon.com, Inc. (a)	$5,174,020
199,300	Ascena Retail Group, Inc. (a)	5,403,023
113,000	Bed Bath & Beyond, Inc. (a)	5,424,000
200,900	CarMax, Inc. (a)	6,559,385
180,000	Collective Brands, Inc. (a)	3,664,800
64,500	DIRECTV Group, Inc. (The) (a)	2,734,155
32,200	Kohl's Corp. (a)	1,635,116
180,000	Mattel, Inc.	4,262,400
8,100	Men's Wearhouse, Inc.	212,301
59,900	Sony Corp.- ADR	2,056,966
96,700	TJX Cos, Inc.	4,582,613
105,000	Walt Disney Co. (The)	4,081,350
180,000	Whirlpool Corp.	15,390,000
		61,180,129

	Consumer Staples - 2.2%
190,000	Kellogg Co.	9,557,000
80,000	PepsiCo, Inc.	5,144,800
80,000	Procter & Gamble Co.	5,050,400
		19,752,200

	Energy - 8.9%
134,900	Cameco Corp.	5,594,303
90,000	Cameron International Corp. (a)	4,797,000
120,000	Cenovus Energy, Inc.	4,153,200
90,000	EnCana Corp.	2,904,300
70,000	EOG Resources, Inc.	7,447,300
60,000	Hess Corp.	5,047,200
100,000	National Oilwell Varco, Inc.	7,390,000
50,000	Noble Energy, Inc.	4,555,000
313,900	Petroleo Brasileiro SA	10,437,175
220,000	Range Resources Corp.	10,971,400
109,834	Schlumberger Ltd.	9,774,128
56,000	Transocean Ltd. (a)	4,476,080
		77,547,086

	Financials - 4.8
58,000	Berkshire Hathaway, Inc. - Class B (a)	4,741,500
80,000	Chubb Corp.	4,634,400
111,100	Discover Financial Services	2,287,549
835,400	Marsh & McLennan Cos, Inc.	23,290,952
160,000	Mercury General Corp.	6,792,000
		41,746,401

	Health Care - 25.2%
75,000	Affymetrix, Inc. (a)	363,750
619,300	Amgen, Inc. (a)	34,111,044
194,900	Biogen Idec, Inc. (a)	12,760,103
467,900	Boston Scientific Corp. (a)	3,265,942
325,000	Crucell N.V. - ADR (a)	10,894,000
679,000	Eli Lilly & Co.	23,608,830
507,635	GlaxoSmithKline PLC - ADR	18,442,379
414,600	Johnson & Johnson	24,780,642
680,800	Medtronic, Inc.	26,088,256
380,000	Novartis AG - ADR	21,226,800
239,216	Roche Holding AG - CHF	36,389,214
16,500	Sanofi Aventis - ADR	567,765
104,600	Waters Corp. (a)	7,990,394
		220,489,119

	Industrials - 13.0%
23,800	Alaska Air Group, Inc. (a)	1,409,912
60,000	Alexander & Baldwin, Inc.	2,407,200
261,000	AMR Corp. (a)	1,840,050
45,000	Arkansas Best Corp.	1,149,750
490,000	Babcock & Wilcox Co. (a)	14,332,500
231,400	Boeing Co.	16,077,672
50,000	Canadian Pacific Railway Ltd.	3,356,500
23,500	Caterpillar, Inc.	2,279,735
10,000	Deere & Co.	909,000
26,200	FedEx Corp.	2,366,384
238,900	Honeywell International, Inc.	13,380,789
23,500	JetBlue Airways Corp. (a)	141,000
320,000	McDermott International, Inc. (a)	6,649,600
110,000	Norfolk Southern Corp.	6,730,900
74,300	Pall Corp.	4,116,963
210,000	Ritchie Bros. Auctioneers, Inc.	5,235,300
105,500	Rockwell Automation, Inc.	8,546,555
795,700	Southwest Airlines Co.	9,429,045
1,900	Thomas & Betts Corp. (a)	97,641
36,000	Union Pacific Corp.	3,406,680
140,000	United Parcel Service, Inc. - Class B	10,026,800
		113,889,976

	Information Technology - 20.3%
45,650	Accenture Ltd. - Class A	2,349,605
290,000	Altera Corp.	10,895,300
301,900	Applied Materials, Inc.	4,736,811
25,977	ASML Holding N.V.	1,091,294
200,000	Corning, Inc.	4,442,000
512,000	Electronic Arts, Inc. (a)	7,982,080
300,100	EMC Corp. (a)	7,469,489
4,900	Google, Inc. - Class A (a)	2,941,764
46,000	Hewlett-Packard Co.	2,101,740
297,600	Intel Corp.	6,386,496
49,400	Intersil Corp.	746,928
120,000	Intuit, Inc. (a)	5,631,600
341,400	KLA-Tencor Corp.	15,048,912
1,536,600	L.M. Ericsson Telephone Co.	19,007,742
690,000	Microsoft Corp.	19,130,250
14,112	Motorola Mobility Holdings, Inc. (a)	393,301
16,128	Motorola Solutions, Inc. (a)	625,283
81,400	NeuStar, Inc. - Class A (a)	2,183,962
360,000	NVIDIA Corp. (a)	8,611,200
88,500	Oracle Corp.	2,834,655
45,900	QUALCOMM, Inc.	2,484,567
201,900	Research In Motion Ltd. (a)	11,934,309
225,800	Symantec Corp. (a)	3,976,338
799,500	Texas Instruments, Inc.	27,111,045
233,100	Xilinx, Inc.	7,505,820
24,800	Yahoo!, Inc. (a)	399,776
		178,022,267

	Materials - 7.2%
9,725	Domtar Corp.	855,120
60,000	Freeport-McMoRan Copper & Gold, Inc.	6,525,000
116,900	Monsanto Co.	8,578,122
65,700	Newmont Mining Corp.	3,618,099
58,800	Potash Corp. of Saskatchewan, Inc.	10,453,464
226,000	Schweitzer-Mauduit International, Inc.	13,550,960
345,993	Vulcan Materials Co.	14,725,462
200,000	Weyerhaeuser Co.	4,636,000
		62,942,227

	Telecommunication Services - 0.1%
115,750	Sprint Nextel Corp. (a)	523,190

	Utilities - 1.4%
80,000	Edison International	2,902,400
50,000	NextEra Energy, Inc.	2,673,000
202,000	Public Service Enterprise Group, Inc.	6,550,860
		12,126,260
	TOTAL COMMON STOCKS
	(Cost $680,409,014)	$788,218,855

Principal Amount		Value
	SHORT TERM INVESTMENTS - 10.9%
$95,638,495	Dreyfus Treasury Prime Cash Management	$95,638,495
	TOTAL SHORT TERM INVESTMENTS
	(Cost $95,638,495)	95,638,495
	TOTAL INVESTMENTS - 101.0% ^
	(Cost $776,047,509)	883,857,350
	Liabilities in Excess of Other Assets - (1.0)%	(8,338,158)
	TOTAL NET ASSETS - 100.0%	$875,519,192

Percentages are stated as a percent of net assets.
ADR	American Depository Receipt.
CHF	Swiss Franc.
(a)	Non Income Producing.

	^ The cost basis of investments for federal income tax purposes at January 31, 2011 was as follows:
	Cost of investments	$776,047,509
	Gross unrealized appreciation	123,222,638
	Gross unrealized depreciation	(15,412,797)
	Net unrealized appreciation	$107,809,841

	Because tax adjustments are calculated annually, the above table does not reflect the tax adjustments.
	For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's
	most recent semi-annual or annual report.

FAS 157 - Summary of Fair Value Exposure at January 31, 2011,

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and each Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of each Fund's investments and are summarized in the following fair value hierarchy:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of January 31, 2011, in valuing the Fund's investments carried at fair value:

PRIMECAP Odyssey Stock Fund
	Level 1 - Quoted prices in active markets for identical assets	Level 2 - Significant other observable inputs	Level 3 - Significant unobservable inputs

Description				Total
Equity
Common Stock	$788,218,855	$—	$—	$ 788,218,855
Total Equity	$788,218,855	$—	$—	$ 788,218,855
Short-Term Investments	$95,638,495	$—	$—	$ 95,638,495
Total Investments in Securities	$883,857,350	$—	$—	$ 883,857,350

Schedule of Investments
PRIMECAP Odyssey Growth Fund
January 31, 2011 (Unaudited)

Shares		Value
	COMMON STOCKS - 94.3%
	Consumer Discretionary - 7.0%
250,000	99 Cents Only Stores (a)	$3,725,000
77,900	Amazon.com, Inc. (a)	13,214,956
357,900	Ascena Retail Group, Inc. (a)	9,702,669
275,600	Bed Bath & Beyond, Inc. (a)	13,228,800
717,000	CarMax, Inc. (a)	23,410,050
80,000	Carnival Corp.	3,576,800
166,200	DIRECTV Group, Inc. (The) (a)	7,045,218
525,000	DreamWorks Animation SKG, Inc. (a)	14,736,750
228,500	Gentex Corp.	7,327,995
55,850	Kohl's Corp. (a)	2,836,063
300,000	Mattel, Inc.	7,095,500
343,800	Quiksilver, Inc. (a)	1,536,786
252,100	Sony Corp. - ADR	8,657,114
63,000	TJX Cos, Inc.	2,985,570
		119,079,271

	Consumer Staples - 0.4%
100,000	Procter & Gamble Co.	6,313,000

	Energy - 6.0%
140,000	Cenovus Energy, Inc.	4,845,400
120,000	EnCana Corp.	3,872,400
140,000	EOG Resources, Inc.	14,894,600
120,000	Hess Corp.	10,094,400
180,000	National Oilwell Varco, Inc.	13,302,000
80,000	Noble Energy, Inc.	7,288,000
170,000	Oceaneering International, Inc. (a)	13,129,100
187,900	Petroleo Brasileiro SA	6,247,675
280,000	Range Resources Corp.	13,963,600
173,100	Schlumberger Ltd.	15,404,169
		103,041,344

	Financials - 2.9%
100,000	Berkshire Hathaway, Inc. - Class B (a)	8,175,000
180,000	Chubb Corp.	10,427,400
1,045,700	Marsh & McLennan Cos, Inc.	29,154,116
140,000	Progressive Corp. (The)	2,773,400
		50,529,916

	Health Care - 37.2%
850,000	Abiomed, Inc. (a)	8,330,000
2,012,200	Accuray, Inc. (a)	17,224,432
273,239	Affymetrix, Inc. (a)	1,325,209
1,047,400	Amgen, Inc. (a)	57,690,792
451,500	Biogen Idec, Inc. (a)	29,559,705
298,200	BioMarin Pharmaceutical, Inc. (a)	7,580,244
672,500	Boston Scientific Corp. (a)	4,694,050
1,340,100	Cepheid, Inc. (a)	31,840,776
80,000	Cerner Corp. (a)	7,908,000
2,253,728	Conceptus, Inc. (a) (b)	30,436,597
2,066,200	Crucell N.V. - ADR (a)	69,259,024
1,145,500	Dendreon Corp. (a)	40,138,320
902,200	Eli Lilly & Co.	31,369,494
88,800	GlaxoSmithKline PLC	3,226,104
270,000	Illumina, Inc. (a)	18,721,800
5,620,000	Immunogen, Inc. (a) (b)	46,421,200
250,000	Johnson & Johnson	14,942,500
200,000	Kinetic Concepts, Inc. (a)	9,226,000
120,000	Life Technologies Corp. (a)	6,514,800
672,300	Medtronic, Inc.	25,762,536
2,742,500	Nektar Therapeutics (a)	30,743,425
280,000	Novartis AG - ADR	15,640,800
145,000	NuVasive, Inc. (a)	4,052,025
260,000	OraSure Technologies, Inc. (a)	1,682,200
357,432	Roche Holding AG - CHF	54,372,071
2,918,300	Seattle Genetics, Inc. (a)	47,830,937
136,200	SurModics, Inc. (a)	1,607,160
168,500	Waters Corp. (a)	12,871,715
425,000	Wright Medical Group, Inc. (a)	6,315,500
		637,287,416

	Industrials - 9.7%
400,000	Aecom Technology Corp. (a)	11,708,000
2,317,300	AMR Corp. (a)	16,336,965
640,000	Babcock & Wilcox Co. (a)	18,720,000
280,000	C. H. Robinson Worldwide, Inc.	21,585,200
133,600	Caterpillar, Inc.	12,960,536
187,565	Colfax Corp. (a)	3,496,211
260,000	Expeditors International Washington, Inc.	13,174,200
50,600	FedEx Corp.	4,570,192
520,050	JetBlue Airways Corp. (a)	3,120,300
300,000	McDermott International, Inc. (a)	6,234,000
107,800	Pall Corp.	5,973,198
389,000	Ritchie Bros. Auctioneers, Inc.	9,697,770
50,000	Rockwell Automation, Inc.	4,050,500
1,851,900	Southwest Airlines Co.	21,945,015
182,100	United Parcel Service, Inc. - Class B	13,042,002
		166,614,089

	Information Technology - 27.5%
57,850	Accenture Ltd. - Class A	2,977,540
627,500	Adobe Systems, Inc. (a)	20,738,875
200,000	Akamai Technologies, Inc. (a)	9,664,000
1,040,000	Altera Corp.	39,072,800
389,300	Applied Materials, Inc.	6,108,117
167,944	ASML Holding N.V. - ADR	7,055,327
138,000	Avid Technology, Inc. (a)	2,297,700
30,000	Cisco Systems, Inc. (a)	634,500
198,800	Corning, Inc.	4,415,348
194,700	Cree, Inc. (a)	9,830,403
37,000	Cymer, Inc. (a)	1,797,830
1,752,000	Electronic Arts, Inc. (a)	27,313,680
783,700	EMC Corp. (a)	19,506,293
2,160,000	Flextronics International Ltd. (a)	17,258,400
833,450	FormFactor, Inc. (a)	7,125,997
60,080	Google, Inc. - Class A (a)	36,069,629
90,000	Hewlett-Packard Co.	4,112,100
185,500	Intel Corp.	3,980,830
390,400	Intuit, Inc. (a)	18,321,472
331,300	KLA-Tencor Corp.	14,603,704
1,315,000	L.M. Ericsson Telephone Co.	16,266,550
49,000	McAfee, Inc. (a)	2,347,100
325,000	Micron Technology, Inc. (a)	3,425,500
443,900	Microsoft Corp.	12,307,128
30,737	Motorola Mobility Holdings, Inc. (a)	856,640
35,128	Motorola Solutions, Inc. (a)	1,361,913
195,900	NeuStar, Inc. - Class A (a)	5,255,997
1,450,000	Nuance Communications, Inc. (a)	29,478,500
540,000	NVIDIA Corp. (a)	12,916,800
231,100	Oracle Corp.	7,402,133
90,000	QUALCOMM, Inc.	4,871,700
409,800	Rambus, Inc. (a)	8,396,802
530,150	Research In Motion Ltd. (a)	31,337,167
151,800	SanDisk Corp. (a)	6,887,166
680,000	Stratasys, Inc. (a)	22,460,400
536,400	Symantec Corp. (a)	9,446,004
794,000	Texas Instruments, Inc.	26,924,540
200,000	Trimble Navigation Ltd. (a)	9,216,000
220,000	Xilinx, Inc.	7,084,000
		471,126,585

	Materials - 3.5%
470,900	Monsanto Co.	34,554,642
39,200	Potash Corp. Saskatchewan, Inc.	6,968,976
17,250	Praxair, Inc.	1,604,940
378,200	Vulcan Materials Co.	16,096,192
		59,224,750

	Telecommunication Services - 0.1%
292,450	Sprint Nextel Corp. (a)	1,321,874

	TOTAL COMMON STOCKS
	(Cost $1,352,223,772)	$1,614,538,245

Principal Amount		Value
	SHORT TERM INVESTMENTS - 6.0%
$103,800,341	Dreyfus Treasury Prime Cash Management	$103,800,341
	TOTAL SHORT TERM INVESTMENTS
	(Cost $103,800,341)	103,800,341
	TOTAL INVESTMENTS - 100.3% ^
	(Cost $1,456,024,113)	1,718,338,586
	Liabilities in Excess of Other Assets - (0.3)%	(5,319,152)
	TOTAL NET ASSETS - 100.0%	$1,713,019,434

Percentages are stated as a percent of net assets.
ADR	American Depository Receipt.
CHF	Swiss Franc.
(a)	Non Income Producing.
(b)	Considered an affiliated company of the fund as the fund owns more the 5% of the outstanding
	voting securities of such company.

	^ The cost basis of investments for federal income tax purposes at January 31, 2011 was as follows:
	Cost of investments	$1,456,024,113
	Gross unrealized appreciation	332,252,720
	Gross unrealized depreciation	(69,938,247)
	Net unrealized appreciation	$262,314,473

	Because tax adjustments are calculated annually, the above table does not reflect the tax adjustments.
	For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund's
	most recent semi-annual or annual report.

FAS 157 - Summary of Fair Value Exposure at January 31, 2011,

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and each Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of each Fund's investments and are summarized in the following fair value hierarchy:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of January 31, 2011, in valuing the Fund's investments carried at fair value:

PRIMECAP Odyssey Growth Fund
	Level 1 - Quoted prices in active markets for identical assets	Level 2 - Significant other observable inputs	Level 3 - Significant unobservable inputs

Description				Total
Equity
Common Stock	$1,614,538,245	$—	$—	$ 1,614,538,245
Total Equity	$1,614,538,245	$—	$—	$ 1,614,538,245
Short-Term Investments	$103,800,341	$—	$—	$ 103,800,341
Total Investments in Securities	$1,718,338,586	$—	$—	$ 1,718,338,586

Schedule of Investments
PRIMECAP Odyssey Aggressive Growth Fund
January 31, 2011 (Unaudited)

Shares		Value
	COMMON STOCKS - 92.6%
	Consumer Discretionary - 4.4%
63,000	Amazon.com, Inc. (a)	$10,687,320
2,000	Bravo Brio Restaurant Group, Inc. (a)	32,600
333,400	CarMax, Inc. (a)	10,885,510
74,700	DIRECTV Group, Inc. (The) (a)	3,166,533
578,300	DreamWorks Animation SKG, Inc. (a)	16,232,881
140,000	Gentex Corp.	4,489,800
229,000	Quiksilver, Inc. (a)	1,023,630
		46,518,274

	Consumer Staples - 1.4%
3,413,405	Smart Balance, Inc. (a) (b)	13,670,687

	Energy - 4.5%
160,000	Cabot Oil & Gas Corp.	6,660,800
50,000	EOG Resources, Inc.	5,319,500
120,000	National Oilwell Varco, Inc.	8,868,000
84,000	Oceaneering International, Inc. (a)	6,487,320
200,000	Range Resources Corp.	9,974,000
520,000	Rex Energy Corp. (a)	6,258,200
		43,567,820

	Financials - 1.3%
605,820	MarketAxess Holdings, Inc.	12,195,157

	Health Care - 37.7%
1,373,373	Abiomed, Inc. (a)	13,459,055
1,456,681	Accuray, Inc. (a)	12,469,189
217,200	Affymetrix, Inc. (a)	1,053,420
205,000	Biogen Idec, Inc. (a)	13,421,350
510,300	BioMarin Pharmaceutical, Inc. (a)	12,971,826
791,700	Boston Scientific Corp. (a)	5,526,066
591,600	Cardica, Inc. (a)	2,390,064
1,172,800	Cepheid, Inc. (a)	27,865,728
1,669,750	Conceptus, Inc. (a) (b)	22,549,974
1,087,000	Crucell N.V. - ADR (a)	36,436,240
843,100	Dendreon Corp. (a)	29,542,224
5,183,634	Dyax Corp. (a) (b)	9,848,905
3,330,250	Immunogen, Inc. (a)	27,507,865
300,000	Intermune, Inc. (a)	11,211,000
198,500	Kinetic Concepts, Inc. (a)	9,156,805
591,200	Luminex Corp. (a)	10,038,576
1,637,100	Nektar Therapeutics (a)	18,351,891
155,000	NuVasive, Inc. (a)	4,331,475
1,742,600	OraSure Technologies, Inc. (a)	11,274,622
1,768,339	Pharmacyclics, Inc. (a)	8,930,112
230,700	Roche Holding AG - CHF	35,093,771
1,964,100	Seattle Genetics, Inc. (a)	32,191,599
116,000	SurModics, Inc. (a)	1,368,800
410,000	Wright Medical Group, Inc. (a)	6,092,600
		363,083,157

	Industrials - 8.1%
116,900	Aecom Technology Corp. (a)	3,421,663
195,000	Alaska Air Group, Inc. (a)	11,551,800
2,130,000	AMR Corp. (a)	15,016,500
116,000	C. H. Robinson Worldwide, Inc.	8,942,440
441,210	Colfax Corp. (a)	8,224,154
1,175,225	JetBlue Airways Corp. (a)	7,051,350
82,600	Pall Corp.	4,576,866
293,100	Ritchie Bros. Auctioneers, Inc.	7,306,983
320,600	Southwest Airlines Co.	3,799,110
234,000	US Airways Group, Inc. (a)	2,321,280
45,000	USA Truck, Inc. (a)	540,000
400,000	Vitran Corp, Inc. (a)	5,436,000
		78,188,146

	Information Technology - 31.4%
515,000	Adobe Systems, Inc. (a)	17,020,750
180,000	Akamai Technologies, Inc. (a)	8,697,600
570,000	Altera Corp.	21,414,900
284,588	ASML Holding N.V. - ADR	11,955,542
115,000	Avid Technology, Inc. (a)	1,914,750
159,600	Cree, Inc. (a)	8,058,204
96,500	Cymer, Inc. (a)	4,688,935
1,083,400	Electronic Arts, Inc. (a)	16,890,206
200,000	EMC Corp. (a)	4,978,000
270,000	FARO Technologies, Inc. (a)	8,186,400
140,000	FEI Co. (a)	3,815,000
716,300	FormFactor, Inc. (a)	6,124,365
33,400	Google, Inc. - Class A (a)	20,052,024
1,083,300	Guidance Software, Inc. (a)	7,550,601
275,000	Intuit, Inc. (a)	12,905,750
320,300	KLA-Tencor Corp.	14,118,824
57,500	McAfee, Inc. (a)	2,754,250
700,000	Micron Technology, Inc. (a)	7,378,000
420,000	Monster Worldwide, Inc. (a)	6,993,000
149,200	NeuStar, Inc., Class A (a)	4,003,036
570,000	Nuance Communications, Inc. (a)	11,588,100
326,550	NVIDIA Corp. (a)	7,811,076
311,800	Rambus, Inc. (a)	6,388,782
404,900	Research In Motion Ltd. (a)	23,933,639
260,000	RightNow Technologies, Inc. (a)	6,741,800
83,100	SanDisk Corp. (a)	3,770,247
625,700	Smart Technologies, Inc. (a)	5,894,094
637,700	Stratasys, Inc. (a)	21,063,231
230,100	Symantec Corp. (a)	4,052,061
120,000	Trimble Navigation Ltd. (a)	5,529,600
789,600	Websense, Inc. (a)	15,128,736
60,000	Yahoo!, Inc. (a)	967,200
		302,368,703

	Materials - 3.3%
296,800	Monsanto Co.	21,779,184
54,400	Potash Corp. of Saskatchewan, Inc.	9,671,232
		31,450,416

	Telecommunication Services - 0.1%
296,700	Sprint Nextel Corp. (a)	1,341,084

	TOTAL COMMON STOCKS
	(Cost $751,713,483)	$892,383,444

Principal Amount		Value
	SHORT TERM INVESTMENTS - 7.8%
$75,126,091	Dreyfus Treasury Prime Cash Management	$75,126,091
	TOTAL SHORT TERM INVESTMENTS
	(Cost $75,126,091)	75,126,091
	TOTAL INVESTMENTS - 100.4% ^
	(Cost $826,839,574)	967,509,535
	Liabilities in Excess of Other Assets - (0.4)%	(4,089,758)
	TOTAL NET ASSETS - 100.0%	$963,419,777

Percentages are stated as a percent of net assets.
ADR	American Depository Receipt.
CHF	Swiss Franc.
(a)	Non Income Producing.
(b)	Considered an affiliated company of the fund as the fund owns more the 5% of the outstanding
	voting securities of such company.

	^ The cost basis of investments for federal income tax purposes at January 31, 2011 was as follows:
	Cost of investments	$826,839,574
	Gross unrealized appreciation	195,991,328
	Gross unrealized depreciation	(55,321,367)
	Net unrealized appreciation	$140,669,961

	Because tax adjustments are calculated annually, the above table does not reflect the tax adjustments.
	For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund's
	most recent semi-annual or annual report.

FAS 157 - Summary of Fair Value Exposure at January 31, 2011,

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and each Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of each Fund's investments and are summarized in the following fair value hierarchy:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of January 31, 2011, in valuing the Fund's investments carried at fair value:

PRIMECAP Odyssey Aggressive Growth Fund
	Level 1 - Quoted prices in active markets for identical assets	Level 2 - Significant other observable inputs	Level 3 - Significant unobservable inputs

Description				Total
Equity
Common Stock	$892,383,444	$—	$—	$ 892,383,444
Total Equity	$892,383,444	$—	$—	$ 892,383,444
Short-Term Investments	$75,123,091	$—	$—	$ 75,123,091
Total Investments in Securities	$967,506,535	$—	$—	$ 967,506,535

Other Affiliates

Certain of the Funds' investments are in companies that are considered to be affiliated companies of a Fund because the Fund owns more than
5% of the outstanding voting securities of the company. Transactions during the period in securities of these companies were as follows:

			Current Period Transactions

Fund	Common Stock	Market Value as of October 31, 2010	Purchases at Cost	Proceeds from Securities Sold	Dividend Income	Realized Gain (Loss)	Market Value at January 31, 2011
PRIMECAP Odyssey Growth Fund	Conceptus, Inc.	31,457,075	591,600	—	—	—	30,436,597
PRIMECAP Odyssey Growth Fund	Immunogen, Inc.	46,196,400	—	—	—	—	46,421,200
Total		$77,653,475	$591,600	—	—	—	$76,857,797

PRIMECAP Odyssey Aggressive Growth Fund	Conceptus, Inc.	21,382,497	2,269,604	—	—	—	22,549,974
PRIMECAP Odyssey Aggressive Growth Fund	Dyax, Corp	11,223,647	1,174,648	—	—	—	9,796,763
PRIMECAP Odyssey Aggressive Growth Fund	Smart Balance, Inc.	11,433,670	729,968	—	—	—	13,670,687
Total		$44,039,814	$4,174,220	—	—	—	$46,017,424

Item 2. Controls and Procedures.

(a)
The Registrant’s Co-Chief Executive Officers and Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    PRIMECAP Odyssey Funds

By (Signature and Title)    /s/ Joel P. Fried
Joel P. Fried, Co-Chief Executive Officer

Date    March 28, 2011

By (Signature and Title)    /s/ Howard B. Schow
Howard B. Schow, Co-Chief Executive Officer

Date    March 29, 2011

By (Signature and Title)    /s/ Theo A. Kolokotrones
Theo A. Kolokotrones, Co-Chief Executive Officer

Date    March 29, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)    /s/ Joel P. Fried
Joel P. Fried, Co-Chief Executive Officer

Date    March 28, 2011

By (Signature and Title)    /s/ Howard B. Schow
Howard B. Schow, Co-Chief Executive Officer

Date    March 29, 2011

By (Signature and Title)    /s/ Theo A. Kolokotrones
Theo A. Kolokotrones, Co-Chief Executive Officer

Date    March 29, 2011

By (Signature and Title)    /s/ Michael J. Ricks
Michael J. Ricks, Chief Financial Officer

Date    March 28, 2011

* Print the name and title of each signing officer under his or her signature.